Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Supplemental Cash Flow Information Related to Leases [Abstract]
Cash payments and expenses related to operating leases	$ (638)	$ (557)
Operating lease right-of-use assets and liabilities, net	(1,137)	(226)
Operating lease right-of-use assets	893	1,782
Current maturities of operating leases	679	551
Long-term operating lease liabilities	$ 1,351	$ 1,457
Weighted average remaining lease term (in years)	3 years 10 months 2 days	4 years 8 months 23 days
Weighted average discount rate	9.50%	9.50%